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                            Prudential Mutual Funds
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                     Prudential Government Securities Trust
                        (Short-Intermediate Term Series)

                          SUPPLEMENT DATED MAY 23, 2000
                     TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2000

The section entitled 'Description of the Trust, Its Investments and Risks' is amended as follows:

   The fourth paragraph under 'Reverse Repurchase Agreements and Dollar Rolls' is deleted in its entirety.
MF111C1